Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Significant Accounting Policies
Financial assets and liabilities classification
Financial liabilities	Classification

Accounts payable and accrued liabilities	Amortized cost
Balance due to related parties	Amortized cost

Financial assets	Classification

Cash	Amortized cost
Marketable securities	FVTOCI
Restricted cash	Amortized cost
Amounts receivable and other assets	Amortized cost